OLD MUTUAL FUNDS III

Old Mutual 2011-2020 Conservative Fund
Old Mutual 2011-2020 Moderate Fund
Old Mutual 2011-2020 Aggressive Fund
Old Mutual 2021-2030 Conservative Fund
Old Mutual 2021-2030 Moderate Fund
Old Mutual 2021-2030 Aggressive Fund
Old Mutual 2031-2040 Conservative Fund
Old Mutual 2031-2040 Moderate Fund
Old Mutual 2031-2040 Aggressive Fund
Old Mutual 2041-2050 Conservative Fund
Old Mutual 2041-2050 Moderate Fund
Old Mutual 2041-2050 Aggressive Fund

Supplement dated June 25, 2008

to the Prospectus dated March 3, 2008

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Funds III. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fees and Expenses Table

Effective July 1, 2008, the section of the Prospectus entitled “About the Target Plus Portfolios – Fees and Expenses of the Target Plus Portfolios – Fees and Expenses Table” is amended by replacing the section in its entirety with the following:

Fees and Expenses Table	Institutional Class	Class A	Class C
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price)	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None [1]	1.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00
Redemption/Exchange Fee [2] (as a percentage of amount redeemed)	2.00%	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Old Mutual 2011-2020 Conservative Fund
Management Fees	0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses [3]	48.14%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses [4]	0.76%	0.76%	0.76%
Total Annual Fund Operating Expenses	49.10%	47.63%	48.38%
Fee Waivers and/or Expense Reimbursement [5]	(48.29%)	(46.37%)	(46.37%)
Net Operating Expenses [5]	0.81%	1.26%	2.01%

Old Mutual 2011-2020 Moderate Fund
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses [3]	48.16%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses [4]	0.86%	0.86%	0.86%
Total Annual Fund Operating Expenses	49.27%	47.78%	48.53%
Fee Waivers and/or Expense Reimbursement [5]	(48.36%)	(46.37%)	(46.37%)
Net Operating Expenses [5]	0.91%	1.41%	2.16%

Old Mutual 2011-2020 Aggressive Fund
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses [3]	48.14%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses [4]	0.95%	0.95%	0.95%
Total Annual Fund Operating Expenses	49.34%	47.87%	48.62%
Fee Waivers and/or Expense Reimbursement [5]	(48.34%)	(46.37%)	(46.37%)
Net Operating Expenses [5]	1.00%	1.50%	2.25%

Old Mutual 2021-2030 Conservative Fund
Management Fees	0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses [3]	48.16%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses [4]	0.87%	0.87%	0.87%
Total Annual Fund Operating Expenses	49.23%	47.74%	48.49%
Fee Waivers and/or Expense Reimbursement [5]	(48.31%)	(46.37%)	(46.37%)

Net Operating Expenses [5]	0.92%	1.37%	2.12%

Old Mutual 2021-2030 Moderate Fund
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses [3]	48.16%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses [4]	0.95%	0.95%	0.95%
Total Annual Fund Operating Expenses	49.36%	47.87%	48.62%
Fee Waivers and/or Expense Reimbursement [5]	(48.36%)	(46.37%)	(46.37%)
Net Operating Expenses [5]	1.00%	1.50%	2.25%

Old Mutual 2021-2030 Aggressive Fund
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses [3]	48.16%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses [4]	1.01%	1.01%	1.01%
Total Annual Fund Operating Expenses	49.42%	47.93%	48.68%
Fee Waivers and/or Expense Reimbursement [5]	(48.36%)	(46.37%)	(46.37%)
Net Operating Expenses [5]	1.06%	1.56%	2.31%

Old Mutual 2031-2040 Conservative Fund
Management Fees	0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses [3]	48.16%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses [4]	0.94%	0.94%	0.94%
Total Annual Fund Operating Expenses	49.30%	47.81%	48.56%
Fee Waivers and/or Expense Reimbursement [5]	(48.31%)	(46.37%)	(46.37%)
Net Operating Expenses [5]	0.99%	1.44%	2.19%

Old Mutual 2031-2040 Moderate Fund
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses [3]	48.16%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses [4]	0.99%	0.99%	0.99%
Total Annual Fund Operating Expenses	49.40%	47.91%	48.66%
Fee Waivers and/or Expense Reimbursement [5]	(48.36%)	(46.37%)	(46.37%)
Net Operating Expenses [5]	1.04%	1.54%	2.29%

Old Mutual 2031-2040 Aggressive Fund
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses [3]	48.16%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses [4]	1.03%	1.03%	1.03%
Total Annual Fund Operating Expenses	49.44%	47.95%	48.70%
Fee Waivers and/or Expense Reimbursement [5]	(48.36%)	(46.37%)	(46.37%)
Net Operating Expenses [5]	1.08%	1.58%	2.33%

Old Mutual 2041-2050 Conservative Fund
Management Fees	0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses [3]	48.16%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses [4]	0.97%	0.97%	0.97%
Total Annual Fund Operating Expenses	49.33%	47.84%	48.59%
Fee Waivers and/or Expense Reimbursement [5]	(48.31%)	(46.37%)	(46.37%)
Net Operating Expenses [5]	1.02%	1.47%	2.22%

Old Mutual 2041-2050 Moderate Fund
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses [3]	48.16%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses [4]	1.01%	1.01%	1.01%
Total Annual Fund Operating Expenses	49.42%	47.93%	48.68%
Fee Waivers and/or Expense Reimbursement [5]	(48.36%)	(46.37%)	(46.37%)
Net Operating Expenses [5]	1.06%	1.56%	2.31%

Old Mutual 2041-2050 Aggressive Fund
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses [3]	48.16%	46.42%	46.42%
Acquired (Underlying) Fund Fees and Expenses [4]	1.03%	1.03%	1.03%
Total Annual Fund Operating Expenses	49.44%	47.95%	48.70%
Fee Waivers and/or Expense Reimbursement [5]	(48.36%)	(46.37%)	(46.37%)
Net Operating Expenses [5]	1.08%	1.58%	2.33%

[1]	If you purchase $1 million or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge at the time of redemption.

[2]	Imposed on redemptions within 10 calendar days of purchase.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

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Each Target Plus Portfolio indirectly pays a portion of the expenses incurred by the underlying funds. Acquired (Underlying) Fund Fees and Expenses is an estimated annualized expense ratio of the underlying funds, based upon (i) Ibbotson’s allocation of a Target Plus Portfolio’s assets among the underlying funds at fiscal year end; and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal period, which are stated on a net basis. The actual indirect expenses incurred by a shareholder will vary based upon a Target Plus Portfolio’s actual allocation of its assets among the underlying funds and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods.

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The Adviser contractually has agreed to limit the operating expenses of each Target Plus Portfolio (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses not incurred in the ordinary course of business) to the following annual rates through December 31, 2009 for Class A and Class C shares and through December 31, 2011 for Institutional Class shares:

	Institutional Class	Class A	Class C
Old Mutual 2011-2020 Conservative Fund	0.05%	0.50%	1.25%
Old Mutual 2011-2020 Moderate Fund	0.05%	0.55%	1.30%
Old Mutual 2011-2020 Aggressive Fund	0.05%	0.55%	1.30%
Old Mutual 2021-2030 Conservative Fund	0.05%	0.50%	1.25%
Old Mutual 2021-2030 Moderate Fund	0.05%	0.55%	1.30%
Old Mutual 2021-2030 Aggressive Fund	0.05%	0.55%	1.30%
Old Mutual 2031-2040 Conservative Fund	0.05%	0.50%	1.25%
Old Mutual 2031-2040 Moderate Fund	0.05%	0.55%	1.30%
Old Mutual 2031-2040 Aggressive Fund	0.05%	0.55%	1.30%
Old Mutual 2041-2050 Conservative Fund	0.05%	0.50%	1.25%
Old Mutual 2041-2050 Moderate Fund	0.05%	0.55%	1.30%
Old Mutual 2041-2050 Aggressive Fund	0.05%	0.55%	1.30%

Effective January 1, 2010 for Class A and Class C shares and effective January 1, 2012 for Institutional Class shares, the Adviser contractually has agreed to limit the operating expenses of each Target Plus Portfolio (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 2.00% for Class A shares, 2.75% for Class C shares, and 0.20% for Institutional Class shares, through December 31, 2018. The Adviser will consider further reductions to these limits on an annual basis.

Expense Examples

Effective July 1, 2008, the section of the Prospectus entitled “About the Target Plus Portfolios – Fees and Expenses of the Target Plus Portfolios – Expense Examples” is amended by replacing the section in its entirety with the following:

The following expense examples show what you could pay in expenses over time based on the operating expenses and expense caps described in the Fees and Expenses table above. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year, no changes in expenses, and you redeem all your shares at the end of the period. Because actual returns and expenses will be different, the example is for comparison only.

Old Mutual 2011-2020 Conservative Fund	1 Year	3 Years
Institutional Class	$83	$259
Class A	$696	$1,248
Class C
with redemption	$304	$938
without redemption	$204	$938

Old Mutual 2011-2020 Moderate Fund	1 Year	3 Years
Institutional Class	$93	$291
Class A	$710	$1,280
Class C
with redemption	$319	$972
without redemption	$219	$972

Old Mutual 2011-2020 Aggressive Fund	1 Year	3 Years
Institutional Class	$102	$318
Class A	$719	$1,307
Class C
with redemption	$328	$999
without redemption	$228	$999

Old Mutual 2021-2030 Conservative Fund	1 Year	3 Years
Institutional Class	$94	$294
Class A	$706	$1,278
Class C
with redemption	$315	$970
without redemption	$215	$970

Old Mutual 2021-2030 Moderate Fund	1 Year	3 Years
Institutional Class	$102	$318
Class A	$719	$1,307
Class C
with redemption	$328	$999
without redemption	$228	$999

Old Mutual 2021-2030 Aggressive Fund	1 Year	3 Years
Institutional Class	$108	$337
Class A	$725	$1,323
Class C
with redemption	$334	$1,016
without redemption	$234	$1,016

Old Mutual 2031-2040 Conservative Fund	1 Year	3 Years
Institutional Class	$101	$315
Class A	$713	$1,299
Class C
with redemption	$322	$991
without redemption	$222	$991

Old Mutual 2031-2040 Moderate Fund	1 Year	3 Years
Institutional Class	$106	$331
Class A	$723	$1,317
Class C
with redemption	$332	$1,010
without redemption	$232	$1,010

Old Mutual 2031-2040 Aggressive Fund	1 Year	3 Years
Institutional Class	$110	$343
Class A	$726	$1,328
Class C
with redemption	$336	$1,021
without redemption	$236	$1,021

Old Mutual 2041-2050 Conservative Fund	1 Year	3 Years
Institutional Class	$104	$324

Class A	$716	$1,308
Class C
with redemption	$325	$1,000
without redemption	$225	$1,000

Old Mutual 2041-2050 Moderate Fund	1 Year	3 Years
Institutional Class	$108	$337
Class A	$725	$1,323
Class C
with redemption	$334	$1,016
without redemption	$234	$1,016

Old Mutual 2041-2050 Aggressive Fund	1 Year	3 Years
Institutional Class	$110	$343
Class A	$726	$1,328
Class C
with redemption	$336	$1,021
without redemption	$236	$1,021

Distributor: Old Mutual Investment Partners

R-08-301 06/2008

OLD MUTUAL FUNDS III

Old Mutual 2011-2020 Conservative Fund
Old Mutual 2011-2020 Moderate Fund
Old Mutual 2011-2020 Aggressive Fund
Old Mutual 2021-2030 Conservative Fund
Old Mutual 2021-2030 Moderate Fund
Old Mutual 2021-2030 Aggressive Fund
Old Mutual 2031-2040 Conservative Fund
Old Mutual 2031-2040 Moderate Fund
Old Mutual 2031-2040 Aggressive Fund
Old Mutual 2041-2050 Conservative Fund
Old Mutual 2041-2050 Moderate Fund
Old Mutual 2041-2050 Aggressive Fund

Supplement dated June 25, 2008

to the Statement of Additional Information dated March 3, 2008

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds III. You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Expense Limits

The section of the SAI entitled “The Adviser” is amended by replacing the eighth paragraph of the section applicable to expense limits of Institutional Class shares with the following:

In addition, in the interest of limiting the expenses of the Target Plus Portfolios, effective July 1, 2008, the Adviser has signed expense limitation agreements with the Trust on behalf of the Funds pursuant to which the Adviser has agreed to reduce the fees payable to it under the Advisory Agreement and to assume other expenses in an amount necessary to limit total annual operating expenses to an annual rate (as a percentage of a Target Plus Portfolio’s average daily net assets) (“Expense Limit”) as set forth in the table below.

	Expense Limit - Institutional Class Shares	Expiration Date
2011-2020 Conservative Fund	0.05%	December 31, 2011
	0.20%	December 31, 2018

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2011-2020 Moderate Fund	0.05%	December 31, 2011
	0.20%	December 31, 2018
2011-2020 Aggressive Fund	0.05%	December 31, 2011
	0.20%	December 31, 2018
2021-2030 Conservative Fund	0.05%	December 31, 2011
	0.20%	December 31, 2018
2021-2030 Moderate Fund	0.05%	December 31, 2011
	0.20%	December 31, 2018
2021-2030 Aggressive Fund	0.05%	December 31, 2011
	0.20%	December 31, 2018
2031-2040 Conservative Fund	0.05%	December 31, 2011
	0.20%	December 31, 2018
2031-2040 Moderate Fund	0.05%	December 31, 2011
	0.20%	December 31, 2018
2031-2040 Aggressive Fund	0.05%	December 31, 2011
	0.20%	December 31, 2018
2041-2050 Conservative Fund	0.05%	December 31, 2011
	0.20%	December 31, 2018
2041-2050 Moderate Fund	0.05%	December 31, 2011
	0.20%	December 31, 2018
2041-2050 Aggressive Fund	0.05%	December 31, 2011
	0.20%	December 31, 2018

Trustees

The section of the SAI entitled “Trustees and Officers of the Trust – Interested Trustees and Advisory Trustee” is amended by replacing the information regarding “Principal Occupation(s) During Past Five Years” and “Other Directorships Held by Trustee” for Julian F. Sluyters and Thomas M. Turpin with the following:

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Name	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee
Julian F. Sluyters

Chief Executive Officer (June 2008 – present), President (2006 – present), and Chief Operating Officer (2006 – June 2008), Old Mutual Capital, Inc. President and Chief Executive Officer, Scudder family of funds, 2004 – December 2005. Managing Director, UBS Global Asset Management, and President and Chief Executive Officer, UBS Fund Services, 2001 – 2003.

Old Mutual Capital, Inc., Old Mutual Investment Partners, and Old Mutual Fund Services
Thomas M. Turpin

Interim Chief Executive Officer (April 2008 – present) and Chief Operating Officer (2002 – April 2008), Old Mutual US Holdings Inc. Chief Executive Officer, Old Mutual Asset Management, June 2008 – present.

Old Mutual Funds II, Old Mutual Insurance Series Fund, Larch Lane Advisors, LLC, Provident Investment Counsel, Ashfield Capital Partners, LLC, Old Mutual Asset Managers (UK) Ltd., Analytic Investors, LLC, Copper Rock Capital Partners, LLC, Old Mutual Asset Management Trust Company, 2100 Capital Group LLC, and Rogge Global Partners plc.

Distributor: Old Mutual Investment Partners

R-08-302 06/2008

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